SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Schedule of share-based compensation expense
($ millions)	2020	2019

Equity-settled plans	32	50

Cash-settled plans	(28)	274

Total share-based compensation expense	4	324

Summary of liability recognized for share-based compensation
($ millions)	December 31 2020	December 31 2019

Current liability	117	242

Long-term liability (note 22)	143	289

Total Liability	260	531

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

	2020	2019

Annual dividend per share (dollars)	1.10	1.68

Risk-free interest rate	1.35%	1.78%

Expected life	5 years	5 years

Expected volatility	24%	26%

Weighted average fair value per option (dollars)	4.51	6.61

Summary of stock option plans

	2020		2019

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	33 882	39.70	28 935	38.25

Granted	6 341	38.95	7 756	42.96

Exercised as options for common shares	(804)	35.73	(2 688)	33.37

Forfeited/expired	(1 046)	39.91	(121)	42.57

Outstanding, end of year	38 373	39.65	33 882	39.70

Exercisable, end of year	26 943	39.10	21 535	37.86

Schedule of exercise price ranges and weighted average remaining contractual lives

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

23.28-24.99	51	6	23.28	—	—

30.00-34.99	5 130	2	30.23	5 130	30.23

35.00-39.99	12 484	3	38.40	6 663	37.82

40.00-44.99	20 527	4	42.71	15 030	42.60

45.00-49.99	53	5	48.06	35	48.07

50.00-54.27	128	5	52.39	85	52.39

Total	38 373	4	39.65	26 943	39.10

Summary of common shares available for granting future options
(thousands)	2020	2019

	8 999	14 295

Summary of share units and stock appreciation rights

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2018	2 197	14 592	1 305

Granted	1 212	4 861	200

Redeemed for cash	(1 210)	(5 577)	(217)

Forfeited/expired	(6)	(274)	(1)

Outstanding, December 31, 2019	2 193	13 602	1 287

Granted	1 232	6 567	289

Redeemed for cash	(1 086)	(4 707)	(191)

Forfeited/expired	(54)	(367)	—

Outstanding, December 31, 2020	2 285	15 095	1 385

Stock Appreciation Rights (SARs)
SHARE BASED COMPENSATION
Summary of share units and stock appreciation rights

	2020		2019

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	385	39.83	363	38.60

Granted	132	37.41	112	42.95

Exercised	(7)	36.38	(44)	34.53

Forfeited/expired	(1)	39.08	(46)	42.85

Outstanding, end of year	509	39.25	385	39.83

Exercisable, end of year	307	39.09	223	37.62